Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Profit before taxation from Continuing operations	$ 33,137	$ 24,292	$ 12,825
Adjustments for:
Depreciation and amortisation expense	5,683	5,084	4,667
Impairments of property, plant and equipment, financial assets and intangibles	515	2,507	482
Net finance costs	969	1,223	858
Loss from equity accounted investments, related impairments and expenses	19	915	508
Other	(350)	573	896
Changes in assets and liabilities:
Trade and other receivables	(703)	(2,389)	128
Inventories	(865)	(405)	(714)
Trade and other payables	727	1,149	(589)
Provisions and other assets and liabilities	(248)	486	1,350
Cash generated from operations	38,884	33,435	20,411
Dividends received	1,018	728	117
Interest received	58	97	368
Interest paid	(657)	(766)	(1,213)
Proceeds/(settlements) of cash management related instruments	378	(401)	85
Net income tax and royalty-related taxation refunded	105	222	47
Net income tax and royalty-related taxation paid	(10,501)	(7,432)	(5,130)
Net operating cash flows from Continuing operations	29,285	25,883	14,685
Net operating cash flows from Discontinued operations	2,889	1,351	1,021
Net operating cash flows	32,174	27,234	15,706
Investing activities
Purchases of property, plant and equipment	(5,855)	(5,612)	(5,991)
Exploration expenditure	(256)	(192)	(176)
Exploration expenditure expensed and included in operating cash flows	199	134	123
Net investment and funding of equity accounted investments	(266)	(553)	(596)
Proceeds from sale of assets	221	158	187
Proceeds/(settlements) from sale of subsidiaries, operations and joint operations net of their cash	1,255	(3)
Other investing	(271)	(257)	(130)
Net investing cash flows from Continuing operations	(4,973)	(6,325)	(6,583)
Net investing cash flows from Discontinued operations	(904)	(1,520)	(1,033)
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside	(399)
Net investing cash flows	(6,959)	(7,845)	(7,616)
Financing activities
Proceeds from interest bearing liabilities	1,164	568	514
Proceeds/(settlements) of debt related instruments		167	(157)
Repayment of interest bearing liabilities	(3,358)	(8,357)	(2,008)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(149)	(234)	(143)
Dividends paid	(17,851)	(7,901)	(6,876)
Dividends paid to non-controlling interests	(2,540)	(2,127)	(1,043)
Net financing cash flows from Continuing operations	(22,734)	(17,884)	(9,713)
Net financing cash flows from Discontinued operations	(33)	(38)	(39)
Net financing cash flows	(22,767)	(17,922)	(9,752)
Net increase/(decrease) in cash and cash equivalents from Continuing operations	1,578	1,674	(1,611)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952	(207)	(51)
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside	(399)
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	15,246	13,426	15,593
Foreign currency exchange rate changes on cash and cash equivalents	(458)	353	(505)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 17,236	$ 15,246	$ 13,426